UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2012
                                                      ------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                 -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Haber Trilix Advisors, LP
          ----------------------------------------------------------
Address:    29 Commonwealth Ave., 10th Floor
          ----------------------------------------------------------
            Boston, MA 02116
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-14373
                        ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Glenn Dixon
                  ----------------------------------------------------------
          Title:    COO & CFO
                  ----------------------------------------------------------
          Phone:    617-849-5250
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:
      /s/ Glenn Dixon               Boston, MA               8/13/2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------

Form 13F Information Table Entry Total:        113
                                             ----------------------------

Form 13F Information Table Value Total:      $990,117
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

     NONE

Haber Trilix Advisors, LP
FORM 13F

         June 30, 2012

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
                                                      FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title
                                 of                    Value        Shares/  Sh/  Put/   Invstmt   Other
      Name of Issuer            Class       CUSIP     (x$1000)      Prn Amt  Prn  Call   Dscretn   Managers  Sole    Shared    None
      --------------            -----       -----     -------      -------   ---  ----   -------   --------  ----    ------    ----
ADVANTAGE OIL & GAS LTD         COM         00765F101         485    164,500  SH          SOLE     N/A       164,500
AGNICO EAGLE MINES LTD          COM         008474108       7,141    176,500  SH          SOLE     N/A       176,500
AGRIUM INC                      COM         008916108      49,030    554,200  SH          SOLE     N/A       554,200
AMERICAN CAPITAL AGENCY CORP    COM         02503X105      46,262  1,376,449  SH          SOLE     N/A     1,376,449
ANGLOGOLD ASHANTI LTD       SPONSORED ADR   035128206         350     10,200  SH          SOLE     N/A        10,200
ANNALY CAP MGMT INC             COM         035710409         420     25,000  SH          SOLE     N/A        25,000
APPLE INC                       COM         037833100       7,592     13,000  SH          SOLE     N/A        13,000
BAIDU INC                   SPON ADR REP A  056752108         609      5,300  SH          SOLE     N/A         5,300
BANK MONTREAL QUE               COM         063671101      21,319    385,786  SH          SOLE     N/A       385,786
BANK NOVA SCOTIA HALIFAX        COM         064149107      43,869    847,054  SH          SOLE     N/A       847,054
BARRICK GOLD CORP               COM         067901108      23,186    617,143  SH          SOLE     N/A       617,143
BCE INC                      COM NEW        05534B760      16,493    400,305  SH          SOLE     N/A       400,305
BGC PARTNERS INC                CL A        05541T101       2,973    506,500  SH          SOLE     N/A       506,500
BHP BILLITON LTD            SPONSORED ADR   088606108         313      4,800  SH          SOLE     N/A         4,800
BLUE NILE INC                   COM         09578R103         297     10,000  SH  PUT     SOLE     N/A        10,000
BMC SOFTWARE INC                COM         055921100         299      7,000  SH          SOLE     N/A         7,000
BP PRUDHOE BAY RTY TR       UNIT BEN INT    055630107       7,309     62,700  SH          SOLE     N/A        62,700
BROOKFIELD CDA OFFICE PPTYS   TR UNIT       112823109         222      8,100  SH          SOLE     N/A         8,100
CANADIAN NAT RES LTD            COM         136385101      29,461  1,096,675  SH          SOLE     N/A     1,096,675
CANADIAN NATL RY CO             COM         136375102      35,250    416,200  SH          SOLE     N/A       416,200
CARLYLE GROUP L P           COM UTS LTD PTN 14309L102      11,205    500,000  SH          SOLE     N/A       500,000
CDN IMPERIAL BK OF COMMERCE     COM         136069101      14,914    211,605  SH          SOLE     N/A       211,605
CENOVUS ENERGY INC              COM         15135U109      10,717    337,000  SH          SOLE     N/A       337,000
CF INDS HLDGS INC               COM         125269100      16,991     87,700  SH          SOLE     N/A        87,700
CHEVRON CORP NEW                COM         166764100         253      2,400  SH          SOLE     N/A         2,400
COMPASS DIVERSIFIED HOLDINGS SH BEN INT     20451Q104       5,348    383,100  SH          SOLE     N/A       383,100
COMSTOCK RES INC                COM NEW     205768203         358     21,800  SH          SOLE     N/A        21,800
CONCHO RES INC                  COM         20605P101         264      3,100  SH          SOLE     N/A         3,100
CTRIP COM INTL LTD          AMERICAN DEP    22943F100         436     26,000  SH          SOLE     N/A        26,000
                                 SHS
CYS INVTS INC                   COM         12673A108      40,022  2,906,453  SH          SOLE     N/A     2,906,453
DENBURY RES INC               COM NEW       247916208         273     18,100  SH          SOLE     N/A        18,100
DEUTSCHE BK AG LDN BRH      PS GOLD DS ETN  25154H756         249     50,000  SH          SOLE     N/A        50,000
EASTMAN CHEM CO                 COM         277432100       2,629     52,200  SH          SOLE     N/A        52,200
ELDORADO GOLD CORP NEW          COM         284902103         781     63,430  SH          SOLE     N/A        63,430
ENBRIDGE INC                    COM         29250N105      13,010    325,900  SH          SOLE     N/A       325,900
ENCANA CORP                     COM         292505104      14,225    682,900  SH          SOLE     N/A       682,900
ENDEAVOUR SILVER CORP           COM         29258Y103         159     19,600  SH          SOLE     N/A        19,600
EOG RES INC                     COM         26875P101         252      2,800  SH          SOLE     N/A         2,800
EQT CORP                        COM         26884L109         316      5,900  SH          SOLE     N/A         5,900
EVOLUTION PETROLEUM CORP        COM         30049A107         530     63,600  SH          SOLE     N/A        63,600
F5 NETWORKS INC                 COM         315616102         498      5,000  SH          SOLE     N/A         5,000
FIRST MAJESTIC SILVER CORP      COM         32076V103         163     11,300  SH          SOLE     N/A        11,300
FMC TECHNOLOGIES INC            COM         30249U101         251      6,400  SH          SOLE     N/A         6,400
FRANCO NEVADA CORP              COM         351858105         359      7,800  SH          SOLE     N/A         7,800
FREEPORT-MCMORAN COPPER & GO    COM         35671D857         317      9,300  SH          SOLE     N/A         9,300
FXCM INC                     COM CL A       302693106         235     20,000  SH          SOLE     N/A        20,000
GOLD FIELDS LTD NEW         SPONSORED ADR   38059T106      11,924    930,800  SH          SOLE     N/A       930,800
GOLDCORP INC NEW                COM         380956409      16,919    450,226  SH          SOLE     N/A       450,226
GOODRICH PETE CORP              COM NEW     382410405         291     21,000  SH          SOLE     N/A        21,000
GRAN TIERRA ENERGY INC          COM         38500T101         380     77,300  SH          SOLE     N/A        77,300
GROUPON INC                     COM CL A    399473107         319     30,000  SH  PUT     SOLE     N/A        30,000
HASBRO INC                      COM         418056107       6,554    193,500  SH          SOLE     N/A       193,500
HATTERAS FINL CORP              COM         41902R103      41,678  1,457,287  SH          SOLE     N/A     1,457,287
HECLA MNG CO                    COM         422704106         171     36,100  SH          SOLE     N/A        36,100
IAMGOLD CORP                    COM         450913108      34,300  2,906,800  SH          SOLE     N/A     2,906,800
IMPERIAL OIL LTD                COM NEW     453038408      41,377    991,774  SH          SOLE     N/A       991,774
INTEL CORP                      COM         458140100       8,262    310,000  SH          SOLE     N/A       310,000
ISHARES TR                   BARCLYS 20+ YR 464287432       1,878     15,000  SH  CALL    SOLE     N/A
JUST ENERGY GROUP INC           COM         48213W101      11,931  1,085,600  SH          SOLE     N/A     1,085,600
KINROSS GOLD CORP           COM NO PAR      496902404         264     32,400  SH          SOLE     N/A        32,400
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100      13,309    330,500  SH          SOLE     N/A       330,500
MAGNA INTL INC                  COM         559222401      13,246    334,900  SH          SOLE     N/A       334,900
MANULIFE FINL CORP              COM         56501R106       5,748    527,800  SH          SOLE     N/A       527,800
MOSAIC CO NEW                   COM         61945C103         761     13,900  SH          SOLE     N/A        13,900
NATIONAL OILWELL VARCO INC      COM         637071101         258      4,000  SH          SOLE     N/A         4,000
NATIONSTAR MTG HLDGS INC        COM         63861C109         463     21,500  SH          SOLE     N/A        21,500
NETAPP INC                      COM         64110D104         477     15,000  SH          SOLE     N/A        15,000
NETFLIX INC                     COM         64110L106         342      5,000  SH  PUT     SOLE     N/A         5,000
NEW GOLD INC CDA                COM         644535106         189     19,900  SH          SOLE     N/A        19,900
NEWCASTLE INVT CORP             COM         65105M108       9,791  1,461,400  SH          SOLE     N/A     1,461,400
NEWMONT MINING CORP             COM         651639106       9,639    198,700  SH          SOLE     N/A       198,700
NEWS CORP                       CL A        65248E104         245     11,000  SH          SOLE     N/A        11,000
NORFOLK SOUTHERN CORP           COM         655844108       3,230     45,000  SH          SOLE     N/A        45,000
NORTHERN OIL & GAS INC NEV      COM         665531109         343     21,500  SH          SOLE     N/A        21,500
OCCIDENTAL PETE CORP DEL        COM         674599105         266      3,100  SH          SOLE     N/A         3,100
OPEN TEXT CORP                  COM         683715106         274      5,500  SH          SOLE     N/A         5,500
PDL BIOPHARMA INC               COM         69329Y104      10,560  1,592,700  SH          SOLE     N/A     1,592,700
PNM RES INC                     COM         69349H107       3,216    164,600  SH          SOLE     N/A       164,600
POLYCOM INC                     COM         73172K104         468     44,500  SH          SOLE     N/A        44,500
POTASH CORP SASK INC            COM         73755L107      18,221    417,050  SH          SOLE     N/A       417,050
POWERSHS DB MULTI SECT COMM PS DB AGRICUL   73936B408         531     18,800  SH          SOLE     N/A        18,800
                                 FD
QLIK TECHNOLOGIES INC           COM         74733T105         385     17,400  SH          SOLE     N/A        17,400
QUALCOMM INC                    COM         747525103       1,080     19,400  SH          SOLE     N/A        19,400
RENTECH NITROGEN PARTNERS L  COM UNIT       760113100         440     16,000  SH          SOLE     N/A        16,000
RESEARCH IN MOTION LTD          COM         760975102          95     12,900  SH          SOLE     N/A        12,900
RIO TINTO PLC               SPONSORED ADR   767204100         316      6,600  SH          SOLE     N/A         6,600
ROUNDYS INC                     COM         779268101       6,488    635,500  SH          SOLE     N/A       635,500
ROYAL BK CDA MONTREAL QUE       COM         780087102      59,874  1,168,948  SH          SOLE     N/A     1,168,948
ROYAL GOLD INC                  COM         780287108         361      4,600  SH          SOLE     N/A         4,600
SALESFORCE COM INC              COM         79466L302         553      4,000  SH          SOLE     N/A         4,000
SILVER STD RES INC              COM         82823L106         158     14,100  SH          SOLE     N/A        14,100
SILVER WHEATON CORP             COM         828336107         231      8,600  SH          SOLE     N/A         8,600
SILVERCORP METALS INC           COM         82835P103         160     28,900  SH          SOLE     N/A        28,900
SOUTHERN COPPER CORP            COM         84265V105         312      9,900  SH          SOLE     N/A         9,900
SOUTHWESTERN ENERGY CO          COM         845467109         326     10,200  SH          SOLE     N/A        10,200
STAPLES INC                     COM         855030102         287     22,000  SH          SOLE     N/A        22,000
STILLWATER MNG CO               COM         86074Q102         246     28,800  SH          SOLE     N/A        28,800
STRYKER CORP                    COM         863667101       7,543    136,900  SH          SOLE     N/A       136,900
SUN LIFE FINL INC               COM         866796105       9,914    455,600  SH          SOLE     N/A       455,600
SUNCOR ENERGY INC NEW           COM         867224107      77,014  2,660,244  SH          SOLE     N/A     2,660,244
TAKE-TWO INTERACTIVE SOFTWAR    COM         874054109         104     11,000  SH          SOLE     N/A        11,000
TECK RESOURCES LTD              CL B        878742204      10,609    342,900  SH          SOLE     N/A       342,900
TELUS CORP                      NON-VTG SHS 87971M202      58,322    997,297  SH          SOLE     N/A       997,297
THOMSON REUTERS CORP            COM         884903105         299     10,500  SH          SOLE     N/A        10,500
TIMMINS GOLD CORP               COM         88741P103          50     27,000  SH          SOLE     N/A        27,000
TORONTO DOMINION BK ONT         COM NEW     891160509      56,873    727,001  SH          SOLE     N/A       727,001
ULTRA PETROLEUM CORP            COM         903914109         328     14,200  SH          SOLE     N/A        14,200
VALEANT PHARMACEUTICALS INTL    COM         91911K102         255      5,700  SH          SOLE     N/A         5,700
VERIFONE SYS INC                COM         92342Y109         364     11,000  SH          SOLE     N/A        11,000
VIACOM INC NEW                  CL B        92553P201         235      5,000  SH          SOLE     N/A         5,000
VISTA GOLD CORP                 COM NEW     927926303          56     19,000  SH          SOLE     N/A        19,000
VMWARE INC                      CL A COM    928563402         637      7,000  SH          SOLE     N/A         7,000
YAMANA GOLD INC                 COM         98462Y100         741     48,100  SH          SOLE     N/A        48,100

                                                           990,117




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